1933 Act Registration No. 888-03176
1940 Act Registration No. 002-72066

--------------------------------------------------------------------------------

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [  ]
Pre-Effective Amendment No.                                            [  ]
Post-Effective Amendment No.                                           [34]


and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940                                     [  ]
Amendment No.                                                          [34]



                                DECLARATION FUND
               (Exact name of registrant as specified in Charter)

                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
              (Address of Principle Executive Offices and Zip Code)


                                  214-953-0066
               (Registrant's Telephone Number including Area Code)


                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)


[ ] Immediately  upon filing  pursuant to paragraph (b)
[ ] 60 days after filing pursuant to  paragraph  (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] On  ___________,  pursuant  to  paragraph  (b)
[X] On March 5,  1999, pursuant to paragraph (a)(1)
[ ] On ___________, pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 THE VANDERPAL PROTECTED INCOME AND GROWTH FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                       CAPTION OR SUBHEADING IN PROSPECTUS

---------------------                       -----------------------------------

                                            OR STATEMENT OF ADDITIONAL INFORMATION
                                            --------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------
1.  Front and Back Cover Pages.             Cover Page; Back Cover Page


2.  Risk/Return Summary: Investments,
    Risks, and Performance.                 Risk/Return Summary; Fees and Expenses


3.  Risk/Return Summary/ Fee Table.         Fees and Expenses


4.  Investment Objectives, Principal        Risk/Return Summary; Investment Objectives
    Investment Strategies, and Related      and Policies, Primary Investments of the Fund;
    Risks                                   Risk Factors


5.  Management's Discussion of              Not Applicable
    Fund Performance

6.  Management, Organization and            Management of the Fund; Investment Adviser;
    Capital Structure                       General Information

7.  Shareholder Information                 Purchasing Shares; Redeeming Shares;
                                            Plan of Distribution;  Federal Taxes; General
                                            Information

8.  Distribution Arrangements               Redeeming Shares; Plan of Distribution;


9.  Financial Highlights Information        Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page and Table of Contents        Cover Page;  Table of Contents

11. Fund History                            Not covered in Statement of Additional
                                            Information (covered under Item 6 of
                                            Part A)

12. Description of the Fund and its         Investment Policies and Restrictions
    Investments and Risks

13. Management of the Fund.                 Investment Adviser; Directors and
                                            Officers

14. Control Persons and Principal           Directors and Officers; Investment Adviser
    Holders of Securities.

15. Investment Advisory and other           Investment Adviser; Fund Service Providers
    Services.


16. Brokerage Allocation and Other
    Practices                               Portfolio Transactions


17. Capital Stock and Other                 Capital Stock
    Securities.

18. Purchase, Redemption and Pricing        Determination of Net Asset Values
    of Securities Being Offered             Purchasing and Redeeming Shares

19. Taxation of the Fund.                   Tax Information

20. Underwriters                            Fund Service Providers
    and Transfer Agents

21. Calculations of Performance Data.       Performance Information

22. Financial Statements                    Not Applicable.

PART C
------
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
--------------------------------------------------------------------------------

                                     PART A


                                   PROSPECTUS
                                  March 5, 1999

                 THE VANDERPAL PROTECTED INCOME AND GROWTH FUND
                                  (THE "FUND")
                    A No-Load Series of the Declaration Fund
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

The Fund's investment objective is current income. Growth of capital is a secondary investment objective. The Fund attempts to achieve its investment objectives by normally investing 50% of its net assets in short-term, fixed-income securities and the remaining 50% of its net assets in securities relating to or deriving their performance characteristics from the S&P 500 Common Stock Index.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Summary of the Fund
Fees And Expenses.
Investment Objectives And Policies
Primary Investments of the Fund

Risk Factors.
Tax Considerations.
Purchasing Shares.
Redeeming Shares.
Investment Adviser.
Management of the Fund.
Plan of Distribution
General Information.


--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

The Fund is a diversified mutual fund whose primary investment objective is current income. Capital growth is a secondary investment objective. The Fund seeks to achieve its objectives by normally investing 50% of its net assets in short-term, fixed income securities and the remaining 50% in securities relating to or deriving their performance characteristics from the S&P 500 Common Stock Index* (the "S&P 500"). There can be no assurance that the Fund's investment objective will be achieved.

The Fund will invest according to a proprietary investment model created by Innovative Financial Partners, Inc., the Adviser to the Fund. According to the investment model, a normal investment mix of 50% short-term, fixed income securities and 50% in Securities relating to or deriving performance from the S&P 500 tend to outperform other funds whose investment objective is solely current income. At the same time, the Fund's investment philosophy is also designed to offer greater protection for investors than would a fund which concentrates in riskier securities.

Principal Risks
---------------
The principal risks to the Fund are interest rate movements and stock price volatility. The Fund will normally invest approximately 50% of its net assets in securities reflecting the price movements of the S&P 500. The companies comprising the S&P 500 are common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception, and general economic or financial market movements. Smaller companies are especially sensitive to these factors. However, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. Accordingly, you will be indirectly subject to the same risk as if you had purchased the common stock of those companies.

The Fund will also normally invest up to 50% of its net assets in short term debt instruments. When interest rates rise, the prices of these securities falls. The degree of price volatility increases with an increase in the average maturity of the Fund's portfolio holdings. There is also risk associated with the creditworthiness of the issuer. The Fund will minimize price risk by investing only in securities with a remaining maturity of less than one year. Credit risk will be minimized by investing only in investment grade securities. See the Section of this Prospectus entitled Investment Objectives and Polices for more information.

The Fund may invest up to 50% of its net assets in other mutual fund shares. Therefore, you will bear the same risks of investment in those funds as investors who have invested directly in those funds. As a shareholder of another registered investment company, the Fund will bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by you.

This is a new Fund without a prior operating history, and this is a new position for the Adviser to the Fund. The Fund's lack of performance history and management experience may pose additional risks.


                                FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fees                                               1.00%*
(as a percentage of amount redeemed)

ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management                 .                                  0.99%
12b-1 Fees**.                                                 0.25%
Other Fees (estimated)                                        0.01%
                                                              -----
Total Annual Fund Operating Expenses.                         1.25%


*You will be charged a redemption fee equal to 1.00% of the NAV if you redeem your shares less than twelve months after you buy them. If this fee is imposed, it would raise the expenses of your shares. This fee is imposed only to discourage short-term trading of Fund shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities. These fees are never used to pay for distribution or sales fees.


** Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Example: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year          Three Years

--------          -----------
  $127               $397

The example does not include a redemption fee of 1.00%, which is imposed on shares redeemed less than one year from purchase. Also, this is a new Fund without an operating histroy, so "Other Expenses" are estimates.

The Fund's Adviser has agreed to waive receipt of its fees and/or assume certain expenses of the Fund, to the extent possible, to insure that the Fund's total expenses do not exceed 1.25% annually. If the Advisor waives fees or assumes expenses of the Fund, such actions would have the effect of lowering the expense ratio and increasing the yield to investors.


                       INVESTMENT OBJECTIVES AND POLICIES


The Fund is a diversified mutual fund whose primary investment objective is current income. Capital growth is a secondary investment objective. The Fund seeks to achieve its objective by normally investing 50% of its net assets in short-term, fixed income securities and the remaining 50% in securities relating to or deriving their performance characteristics from the S&P 500. There can be no assurance that the Fund's investment objective will be achieved.

The Fund's investments will be rebalanced monthly, at the beginning of the month, to maintain the 50% / 50% investment mix. The Fund's investment strategy of investing 50% in short-term fixed income securities and 50% in S&P 500 Securities is designed to create a better total return than most fixed income funds and investments, while providing for the possibility of capital growth. Of course, there is no assurance that the Fund will achieve its investment objectives, since there is risk involved in any investment.

The Fund may also hold a portion of its assets in cash to maintain liquidity.


The Fund will attempt to take prompt advantage of changes in market conditions. This means that the Fund will purchase and sell securities whenever the Adviser believes such actions will help the Fund achieve its investment objective. You should be aware that selling securities which have been held for short time periods might result in the Fund realizing short-term capital gains, and that may have an impact on your tax status. Please see the SAI for a more detailed discussion of taxation issues, and consult with your tax advisor to determine what impact the Fund's investment policies may have on your personal tax situation.

                         PRIMARY INVESTMENTS OF THE FUND

                             FIXED INCOME SECURITIES


DEBT SECURITIES. The Fund will normally invest 50% of its net assets in the following securities:

(1)  Short-term corporate and municipal notes,

(2) FDIC-insured Certificates of Deposit with United States Banks ("CD's"),
(3) U.S. Government Treasury Bills and U.S. Government Treasury Notes.


The Fund only invests in securities that have a maturity date of less than one year, and under normal circumstances, less than 270 days. The Fund only invests in corporate and municipal securities rated A or higher by Standard & Poors Rating Service or the equivalent rating by another nationally recognized rating organization. In selecting CD's for the Fund, the Adviser only invests in CD's of United States Banks which are insured by the Federal Deposit Insurance Corporation ("FDIC"). U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, credit risk is minimal; shareholders are generally exposed only to interest rate risk.


                               S&P 500 SECURITIES


The Fund will normally invest 50% of its assets in the following securities:

REGISTERED INVESTMENT COMPANIES. The Fund may invest in securities issued by other registered investment companies that invest in securities relating to the S&P 500. Such securities include mutual funds that track the S&P 500 and SPIDRS, an exchange-traded registered investment company security that invests in the companies included in the S&P 500. The major differences between SPIDRS and other mutual fund shares are that, unlike regular mutual fund shares, SPIDR shares may be traded on an intra day basis on the American Stock Exchange at their then-current Net Asset Value ("NAV"), which is fluid and is set at each trade as the day progresses. Also, SPIDRS may be created and redeemed only in very large blocks, but may trade in the secondary market on the exchange in lots of almost any size. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 50% of the Fund's net assets and/or 3% of any investment company's outstanding securities.

COMMON STOCKS. The Fund may invest in the common stock of companies included in the S&P 500. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.


                                OTHER SECURITIES


The Fund may invest in the following securities to maintain liquidity and for temporary defensive purposes. Note that if the Fund invests in these securities, it may not be following its investment objectives:

REGISTERED INVESTMENT COMPANIES. In addition to the Registered Investment Securities described above, the Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (money market funds) for liquidity or temporary and defensive purposes. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. In the event the Adviser deems it necessary to take a defensive position in the marketplace, the Fund may not own more than 3% of any one investment company's outstanding securities.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold up to 100% of its assets in cash to meet liquidity needs or for temporary defensive purposes.

OPTIONS. The Fund may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. The Fund may use options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of the underlying securities upon which the option was written, cash, U.S. Government Securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of the options.


Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.


A complete listing of the Fund's investment policies and investment restrictions is contained in the SAI in the Section entitled, "Investment Policies and Restrictions".


                                  RISK FACTORS


You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the Federal Deposit Insurance Corporation. The Fund may be appropriate for long-term investors who understand the potential risks and rewards of investing in common stocks. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. Lastly, the Fund has no operating history, and this may pose additional risks. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

                               TAX CONSIDERATIONS


The Fund intends to qualify each year as a regulated investment company under the rules and regulations of the Internal Revenue Service (IRS). In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund will not have to pay any federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. The Fund intends to pay out any dividends and/or capital gains at least annually, usually in December. Early each following year, you will be notified as to the amount and federal tax status of all income distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.


You must provide the Fund with your correct taxpayer identification number, and certify that you are not subject to backup withholding (your taxpayer identification number is usually your Social Security number). If you fail to do so, the IRS may require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable treaty rate from dividends paid to certain nonresident aliens, non-U.S. partnerships, and non-U.S. corporations.


This is a brief summary of the tax laws that affect your investment in the Fund. Please see the Section entitled "Tax Information" in the SAI for additional information, and consult with your own tax advisor, since every investor's tax situation is unique.

                                PURCHASING SHARES


To purchase shares of the Fund, first complete and sign a New Account Purchase Application and mail it, together with your check for the total purchase price, to THE VANDERPAL PROTECTED INCOME AND GROWTH FUND, C/O DECLARATION DISTRIBUTORS, INC., 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be cancelled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. You will also be subject to a redemption fee of 1.00% of total assets in such a circumstance.


You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

Shares of the Fund are purchased at the net asset value next computed after the receipt of your purchase order (See, "Determination of Net Asset Value." in the SAI). The Fund's share price, also called its net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern Time) every day the New York Stock Exchange is open. The Fund calculates its net asset value per share by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The Fund is a No-Load Fund. This means that you will not be charged any sales commissions or underwriting discounts, so 100% of your initial investment is invested in shares of the Fund. The minimum initial investment is $1,000 for regular accounts and $1,000 for Individual Retirement Accounts (IRAs). Minimum subsequent purchases for regular accounts are $500 and $50 for IRA accounts.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Please see the SAI Sections entitled "Purchasing and Redeeming Shares" and "Tax Information" for more information concerning share purchases.

                                REDEEMING SHARES

You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value (See the Sections entitled "Determination of Net Asset Value" and "Purchasing and Redeeming Shares" in the SAI). Redemption requests must be in writing and delivered to the Fund at THE VANDERPAL PROTECTED INCOME AND GROWTH FUND, C/O DECLARATION DISTRIBUTORS, INC., 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. To be in "proper form," your redemption request must:

1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.   Be signed by all owners exactly as their names appear on the account;

3. If required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:

(1)  establishing certain services after the account is opened;
(2)  requesting redemptions in excess of $10,000;
(3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s); or
(4)  transferring shares to another owner.

The redemption price per share is net asset value, determined as of the close of business on the day your redemption order is accepted by the Fund (See the Sections entitled, "Purchasing and Redeeming Shares" and "Determination of Net Asset Value" in the SAI). When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

If the value of your account falls below $1,000 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. However, the Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund may exercise its option to redeem.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                             MANAGEMENT OF THE FUND

The Fund is a series of the Declaration Fund (the "Trust"), an open-end, diversified management investment company organized as a Pennsylvania business trust. The Trust's headquarters are at P.O. Box 844, Conshohocken PA 17428-0844. The business and affairs of the Trust and of the separate series (including the VanderPal Protected Income and Growth Fund) within the Trust are managed by the Trust's board of Trustees. The Trustees establish policies, and have certain fiduciary duties and obligations to the Trust and the separate series and their shareholders under the laws of the state of Pennsylvania and applicable federal securities laws. Currently, the Trust offers three series: Declaration Cash Account, The Michigan Heritage Fund, and The VanderPal Protected Income and Growth Fund

The Trust is aware of a potential problem that may occur when the year changes from 1999 to 2000. Many computers and computer programs have been built where dates are calculated using only two digits. As a result, these computers and programs cannot tell the difference between 1900 and 2000, and when the year changes from 1999 to 2000, there may be significant problems. The Trust has taken steps to address this problem, specifically by entering into contracts only with vendors who are aggressively addressing the problem and by updating the Trust's own systems to address the problem. As of the date of this filing, the Trust does not foresee "The Year 2000 Problem" as having any significant negative impact on the Trust or the Fund.

                               INVESTMENT ADVISER

Innovative Financial Partners, Inc., (the "Adviser") an investment advisory company founded in 1998, is the investment advisor to the Fund. The Adviser is headquartered at 9225 West Charleston Blvd, # 2065, Las Vegas, NV 89117. Mr. Geoffrey A. VanderPal is a 99% shareholder of the Adviser and is the portfolio manager for the Fund. Mr. VanderPal has been managing investment portfolios for individuals, corporations, trusts and retirement accounts since 1994. Mr. VanderPal has earned a B.S. degree and an M.B.A., and has earned his Series 7 and Series 63 Securities licenses. Mr. VanderPal has also earned his Certified Fund Specialist designation. You should be aware that, although Mr. VanderPal has extensive experience in managing investment portfolios for individuals, corporations, trusts and retirement accounts, he has no prior experience in managing a portfolio for an investment company, and this may result in additional risks for the Fund.

The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operational Services Agreement.

INVESTMENT ADVISORY AGREEMENT. Under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board of Directors, will manage the investment operations of the Fund in accordance with the Fund's investment policies. In consideration of the Adviser's investment advisory services, the Fund will pay to the Adviser on the last day of each month a fee equal to 0.25% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Directors of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund.


OPERATING SERVICES AGREEMENT. Under the terms of the Operating Services Agreement, the Adviser, subject to the supervision of the Board of Trustees, will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, fund share distribution, shareholder reporting, sub-accounting and record keeping services. The Services Agreement provides that the Adviser pays all fees and expenses associated with these and other functions, including but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. Under the Services Agreement, the Fund will pay to the Adviser on the last day of each month a fee equal to 0.74% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund. The Adviser has entered into an Investment Company Services Agreement with Declaration Service Company to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI") wherein DDI will act as principal underwriter for the Fund's shares, and an Investment Services Agreement with Declaration Service Company ("DSC") wherein DSC will provide fund accounting, transfer agency, shareholder servicing, and dividend disbursing agency services to the Fund. DDI and DSC are affiliated companies.


From time to time, the Adviser may waive receipt of its fees and/ or voluntarily assume certain Fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Fund will not be required to pay the Adviser for any amounts voluntarily waived or assumed, nor will the Fund be required to reimburse the Adviser for any amounts waived or assumed during a prior fiscal year.

The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act of 1940, and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued to you for all purchases of shares.

You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements.

The shares making up the Fund represent an interest in the Fund only and in the event of liquidation, each share of the Fund would have the same rights to the distribution of assets as every other share of the Fund.

As a shareholder, you have voting rights with respect to the management and operation of the Fund and its policies. You are entitled to one vote for each whole share, and fractional votes for fractional shares held. Shares of the Fund do not have cumulative voting rights. The Fund's shares are fully paid and non-assessable, have no pre-emptive or subscription rights, and are fully transferable, with no conversion rights.

Prior to the public offering made by this prospectus, the Adviser owned (having purchased for investment), all of the outstanding shares of the Fund and as a result may be deemed to then control the Fund.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poors Composite Index of 500 Stocks ("S&P 500"), a widely recognized, unmanaged index of common stock prices.

According to the law of Pennsylvania, under which the Trust is incorporated, and the Trust's bylaws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover of this Prospectus.

The Trust will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act of 1940 concerning assistance with a record shareholder communication asking other record shareholders to join in that request.


                              FOR MORE INFORMATION

Additional   information  about  the  Fund  will  be  available  in  the  Fund's semi-annual report to shareholders, which will be prepared and sent to all shareholders of the Fund after the Fund's first six months of operations. In the Fund's semi-annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its first six months.

STATEMENT OF ADDITIONAL                  BY MAIL:
INFORMATION (SAI)
                                         The Declaration Fund
The SAI contains more detailed           c/o Declaration Service Company
Information on all aspects of the        555 North Lane, Suite 6160
Fund.  A current SAI, dated March 5,     Conshohocken, PA 19428
1999, has been filed with the SEC
and is incorporated by reference         BY PHONE:  1-800-___-____
into (is legally a part of) this
prospectus.                              ON THE INTERNET:
                                         www.______________.com
To request a free copy of the SAI,
or the Fund's latest semi-annual         OR YOU MAY VIEW OR OBTAIN THESE
Report, please contact the Fund.         DOCUMENTS FROM THE SEC.

                                         IN PERSON:  at the SEC's Public
                                         Reference Room in Washington, D.C.

                                         BY PHONE:  1-800-SEC-0330

                                         BY MAIL:  Public Reference Section,
                                         Securities and Exchange Commission,
                                         Washington, D.C. 20549-6009
                                         (duplicating fee required)

                                         ON THE INTERNET:  www.sec.gov


                 The VanderPal Protected Income and Growth Fund
                         c/o Declaration Service Company

                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                                 1-800-___-____


                           Investment Company Act No.
                                    888-03176

                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated March 5, 1999



                                Declaration Fund
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                  800-355-3553


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The VanderPal Protected Income and Growth Fund, dated March 5, 1999. You may obtain a copy of the Prospectus, free of charge, by writing to Declaration Fund, c/o The Declaration Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 800-___-____..


                                TABLE OF CONTENTS

Investment Policies and Restrictions             Custodian
Investment Adviser                               Transfer Agent
Directors and Officers                           Administration
Performance Information                          Distributor
Purchasing and Redeeming Shares                  Independent Accountants
Tax Information                                  Independent Auditors Report *
Portfolio Transactions                           Financial Statements *

* to be filed by amendment

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objective and the manner in which the Fund pursues its investment objective is generally discussed in the prospectus under the captions "Summary of the Fund", "Investment Objectives and Policies", "Primary Fund Investments" and "Risk Factors".

The Fund is a diversified Fund, meaning that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The complete list of securities in which the Fund may ordinarily invest is listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

                             FIXED INCOME SECURITIES


DEBT SECURITIES. The Fund will normally invest 50% of its net assets in the following securities:

(4)  Short-term corporate notes,

(5) FDIC-insured Certificates of Deposit with United States Banks ("CD's"),

(6)  U.S. Government Treasury Bills and U.S. Government Treasury Notes.


The Fund only invests in securities that have a maturity date of less than one year, and under normal circumstances, less than 270 days. The Fund only invests in corporate securities rated A or higher by Standard & Poors Rating Service. In selecting CD's for the Fund, the Adviser only invests in CD's of United States Banks which are insured by the Federal Deposit Insurance Corporation ("FDIC"). U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, credit risk is minimal; shareholders are generally exposed only to interest rate risk.

                               S&P 500 SECURITIES


The Fund will normally invest 50% of its assets in the following securities:

REGISTERED INVESTMENT COMPANIES. The Fund may invest in securities issued by other registered investment companies that invest in securities relating to the S&P 500. Such securities include mutual funds that track the S&P 500 and SPIDRS, an exchange-traded registered investment company security that invests in the companies included in the S&P 500. The major differences between SPIDRS and other mutual fund shares are that, unlike regular mutual fund shares, SPIDR shares may be traded on an intra day basis on the American Stock Exchange at their then-current Net Asset Value ("NAV"), which is fluid and is set at each trade as the day progresses. Also, SPIDRS may be created and redeemed only in very large blocks, but may trade in the secondary market on the exchange in lots of almost any size. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 50% of the Fund's net assets and/or 3% of any investment company's outstanding securities.


COMMON STOCKS. The Fund may invest in the common stock of companies included in the S&P 500. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

                                OTHER SECURITIES

The Fund may invest in the following securities to maintain liquidity and for temporary and defensive purposes:


REGISTERED INVESTMENT COMPANIES. In addition to the Registered Investment Securities described above, the Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (money market funds) for liquidity or temporary and defensive purposes. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. In the event the Adviser deems it necessary to take a defensive position in the marketplace, the Fund may invest in such instruments up to 50% of the Fund's net assets, but not in excess of 3% of any one investment company's outstanding securities.


REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold a portion of its assets in cash to meet liquidity needs or for temporary defensive purposes.


OPTIONS. The Fund may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. The Fund may use options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of the underlying securities upon which the option was written, cash, U.S. Government Securities or other high-grade liquid debt securities in an amount equal to the aggregate fair market value of the options.


Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

PORTFOLIO TURNOVER. The Fund has no operating history and therefore has no reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 50%.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:


1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;


2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6.   Make margin purchases or short sales of securities;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

10. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

12. Purchase warrants on securities.

13. Issue senior securities.

14. Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 14 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

b. Invest more than 15% of its net assets in securities that are not readily marketable;

c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.

d. purchase more than 3% of the voting securities of any one investment company;

e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

f. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

                               INVESTMENT ADVISER


Innovative Financial Partners, Inc. (the "Adviser") was organized under the laws of the State of Nevada as an investment advisory corporation in 1998. The Advisor is also registered as an Investment Advisor with the Securities and Exchange Commission. The Advisor provides financial management services to individuals, corporations, and professional organizations in Nevada and throughout the United States. The Advisor manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated March 5, 1999 (the "Agreement").


The Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Advisor, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position            Principal Occupation For the
with Fund                               Last Five Years

(1)  Stephen B. Tiley, III  (Age 60)    From 1981 to January, 1992, President,
     Chairman of the Board, Trustee     CEO and Director of Delaware Charter

                                        Guarantee & Trust Company. Became
                                        Chairman and CEO on January 1992.
                                        Resigned December 1993. Trustee of the
                                        Trust since 1988.



(2)  Thomas S. Stewart, III  (Age 50)   Managing Partner of Stewart Associates,
     Trustee                            a financial services consulting firm
                                        since 1994. Previously Director of
                                        Economic and Investment Research with
                                        PNC Bank.

(3)  George R. Stasen*  (Age 52)        Co-founder of Mentor Capital Partners,
     Trustee                            Ltd., a Philadelphia merchant banking
                                        firm, in 1993. Formerly CFO of the
                                        Rushmore Group of Bethesda, MD.

(4)  A. Louis Denton  (Age 39)          President ands Chief Executive Officer
     Trustee                            of Philadelphia Corporation for
                                        Investment Services, a financial advice and services firm. Employed by firm since 1989.

(5)  Dow W. Stewart  (Age53)            President and CEO of Prime Capital
     Trustee                            Holdings since 1997. Formerly Chief
                                        Operating Officer and Treasurer of Stone
                                        & McCarthy Research Associates
                                        (1995-1996) and co-founded and served as senior Managing partner and Chief
                                        Financial Officer to R. J. Walls &
                                        Company (1990- 1995).

(6)  Terence P. Smith*  (Age 51)        Chief Executive Officer, controlling
     Trustee, President                 shareholder, The Declaration Group. With
                                        Company since 1987.

* Indicates an "interested person" as defined in the Investment Company Act of 1940.


Declaration Fund is an open-end, diversified, management investment company. Originally incorporated in Pennsylvania on April 9, 1981, Declaration Fund changed its form of organization to a business trust effective, July 9,1984. It became registered with the Commonwealth of Pennsylvania as a Pennsylvania Business Trust on May 16, 1990. Declaration Fund is a series fund. (See the Sections titled "Management of the Fund" and "General Information" in the Fund's Prospectus).


The table below sets forth the compensation anticipated to be paid by the Company to each of the independent directors of the Company during the fiscal year ending ___________________.

Name of Director       Compensation    Pension      Annual    Total Compensation
                       from Company    Benefits    Benefits    Paid to Director


Stephen B. Tiley           0.00          0.00         0.00           0.00
Thomas S. Stewart, III     0.00          0.00         0.00           0.00
George R. Stasen           0.00          0.00         0.00           0.00
A. Louis Denton            0.00          0.00         0.00           0.00
Dow W. Stewart             0.00          0.00         0.00           0.00
Terence P. Smith           0.00          0.00         0.00           0.00


The Adviser intends to purchase substantially all of the shares the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.


Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where:    P =   a hypothetical initial investment of $1000]
          T =   average annual total return
          n =   number of years
          ERV = ending redeemable value of shares at the end of the period


Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                             6
                       Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period]

The Fund imposes no sales charges. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a redemption fee equal to 1.00% of the NAV.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be substantial. However, the Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.


High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.


Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.

                                    CUSTODIAN


First Union National Bank, N.A. acts as custodian for the Fund. As such, First Union holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. CoreStates Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.


                                 TRANSFER AGENT

Declaration Services Company ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Advisor and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

                                 ADMINISTRATION

DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing  reports and filings with the Securities and Exchange  Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

                                   DISTRIBUTOR

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, Pa 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Advisor and Fund.

                             INDEPENDENT ACCOUNTANTS

Sanville & Company serves as the Company's independent auditors for the fiscal year ending December 31, 1998.

                                     PART C
                                OTHER INFORMATION

Item 23  Exhibits

-------  --------

A. Articles of Incorporation of Registrant- Incorporated by reference from PEA # 27, filed on February 29, 1996.

B. Bylaws of Registrant- Incorporated by reference form PEA # 27, filed on February 29, 1996.

C.   Not Applicable- See Declaration of Trust of Registrant

D.   Investment Advisory Agreement.- Attached as Exhibit 23(D)

E.   Distribution  Agreement with  Declaration  Distributors,  Inc.- Attached as
     Exhibit 23(E)


F.   None [Not Applicable]


G. Custodian Agreement with First Union National Bank- Incorporated by reference from PEA # 15, filed on March 1, 1990.

H. (1) Operating Services Agreement with Innovative Financial Partners.- Attached as Exhibit 23(H)(1)

     (2)  Investment   Services  Agreement  with  Declaration  Service  Company-
          Attached as Exhibit 23(H)(2)

I.   Opinion of Counsel- Attached as Exhibit 23(I)

J.   Not Applicable

K.   Not Applicable

L.   Not Applicable

M.   Plan of Distribution- Attached as Exhibit 23(M)

N.   Not Applicable


O.   Not Applicable

Item 24.  Persons Controlled by or under Common Control with Registrant.

--------  --------------------------------------------------------------


No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 25.  Indemnification.

--------  ----------------


The Law of Pennsylvania generally authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the Registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act and other applicable federal laws, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. With respect to the indemnification provisions of any agreement entered into by the Company, to the extent that such indemnification provisions may be inconsistent with, or unenforceable, under any federal or state securities law, the Company shall not be liable therefore.

Item 26.  Business and Other Connections of Investment Adviser.

--------  -----------------------------------------------------


The Advisor has no other business or other connections.

Item 27.  Principal Underwriters.

--------  -----------------------

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA will be the Fund's principal underwriter. Mr. Terence P. Smith is Chief Executive Officer of the underwriter, and serves as President and Trustee of the Fund.


Item 28.  Location of Accounts and Records.

--------  ---------------------------------


Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA

Item 29.  Management Services.

--------  --------------------


Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA

Item 30.  Undertakings.

--------  -------------

None


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Conshohocken and State of Pennsylvania on the 26th day of February, 1999.


                                Declaration Fund
                                  (Registrant)

                       By: /s/ Terence P. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                              Date

----                                -----                              ----

/s/  Terence P. Smith               President                 February 26, 1999
---------------------
Terence P. Smith

/s/ Stephen B. Tily                 Chairman                  February 26, 1999
---------------------
Stephen B. Tily

/s/ Dow W. Stewart                  Trustee                   February 26, 1999
---------------------
Dow W. Stewart

Thomas S. Stewart                   Trustee                   February 26, 1999
---------------------
Thomas S. Stewart

George R. Stasen                    Trustee                   February 26, 1999
---------------------
George R. Stasen

/s/ A. Louis Denton                 Trustee                   February 26, 1999
---------------------
A. Louis Denton

                                  EXHIBIT INDEX


EXHIBIT 23(D)- INVESTMENT ADVISORY AGREEMENT BETWEEN THE TRUST AND INNOVATIVE FINANCIAL PARTNERS, INC.

EXHIBIT 23(E)- DISTRIBUTION AGREEMENT BETWEEN THE TRUST, THE ADVISER, AND DECLARATION DISTRIBUTORS, INC.

EXHIBIT 23(H)(1)- OPERATING SERVICES AGREEMENT BETWEEN THE TRUST AND INNOVATIVE FINANCIAL PARTNERS, INC.

EXHIBIT 23(H)(2)- INVESTMENT COMPANY SERVICES AGREEMENT BETWEEN THE TRUST, THE ADVISER, AND DECLARATION SERVICE COMPANY.

EXHIBIT 23(I)- OPINION AND CONSENT OF COUNSEL

EXHIBIT 23(M)- PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1